ACQUISITIONS AND GOODWILL - Goodwill reassigned (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
ACQUISITIONS AND GOODWILL
Goodwill	¥ 1,190,126